Debt - Schedule of components of Debt (Details) - USD ($) $ in Thousands	1 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Oct. 31, 2021
Debt Instrument [Line Items]
Total debt (gross)	$ (1,218,950)	$ (1,210,279)
Subtotal (excluding lessor VIE debt)	(776,943)	(715,913)
Less: Deferred financing costs (2)	29,672	20,955
Total debt, net of deferred financing costs	(1,189,278)	(1,189,324)
Current portion of long-term debt and short-term debt	(321,928)
Long-term debt	(867,350)	(844,546)
VIE debt
Debt Instrument [Line Items]
Total debt, net of deferred financing costs	(435,704)
Current portion of long-term debt and short-term debt	(314,683)
Long-term debt	(121,021)	(156,563)
Golar debt
Debt Instrument [Line Items]
Total debt, net of deferred financing costs	(753,574)
Current portion of long-term debt and short-term debt	(7,245)
Long-term debt	(746,329)
Gimi facility (note 15.1) | Revolving credit facility
Debt Instrument [Line Items]
Total debt (gross)	(620,000)	(535,000)
Unsecured Bonds
Debt Instrument [Line Items]
Payments of debt issuance costs	5,200
Unsecured Bonds | Long-term debt
Debt Instrument [Line Items]
Total debt (gross)	(138,706)	(159,029)
Golar Arctic facility | Secured debt
Debt Instrument [Line Items]
Total debt (gross)	(18,237)	(21,884)
CSSC VIE debt- Hilli Facility | Secured debt
Debt Instrument [Line Items]
Total debt (gross)	(442,007)	$ (494,366)
Payments of debt issuance costs	$ 6,300
7% Unsecured Bonds, Maturing Oct 2025 | Unsecured debt
Debt Instrument [Line Items]
Debt instrument, face amount			$ 300,000